CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 18):
Software	$ 23,110	$ 20,111	$ 17,261
Maintenance and technical support	16,751	14,407	13,821
Consulting services	73,467	54,060	24,268
Total revenues	113,328	88,578	55,350
Cost of revenues:
Software	5,771	5,320	5,388
Maintenance and technical support	2,250	2,070	2,189
Consulting services	59,237	44,058	18,687
Total cost of revenues	67,258	51,448	26,264
Gross profit	46,070	37,130	29,086
Operating costs and expenses:
Research and development, net (Note 15a)	2,047	2,072	1,310
Selling and marketing	20,147	17,526	15,308
General and administrative	9,159	8,194	8,210
Other income, net	0	0	1,972
Total operating costs and expenses	31,353	27,792	22,856
Operating income	14,717	9,338	6,230
Financial income (expenses), net (Note 15b)	221	(224)	238
Other income, net	125	159	42
Income before taxes on income	15,063	9,273	6,510
Tax benefit (taxes on income) (Note 13)	203	102	(334)
Net income	15,266	9,375	6,176
Net income attributable to non-controlling interests	222	0	0
Net income attributable to Magic Software Enterprises Shareholders	$ 15,044	$ 9,375	$ 6,176
Net earnings per share attributable to Magic Software Enterprises Shareholders (Note 17):
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.29	$ 0.19
Diluted earnings per share (in dollars per share)	$ 0.41	$ 0.29	$ 0.19